Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-Current Assets

A summary of the Group’s other non-current assets as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Prepaid debt transaction costs	$55,880	$69,239
Security for letters of credit	27,274	50,019
Cash deposits	13,655	3,748
Other	18,651	13,849
Total	$115,460	$136,855